BLACKROCK ETF TRUST II

iShares Mortgage-Backed Securities Active ETF

(the “Fund”)

Supplement dated March 5, 2026 to the Prospectus and Statement of Additional Information of the Fund, each dated January 26, 2026, as supplemented to date

Effective as of April 30, 2026, the Fund’s fiscal year end is changed from September 30 to April 30. The change will be reflected in the Fund’s reports on Form N-CSR for the period of October 1, 2025 to April 30, 2026.

Shareholders should retain this Supplement for future reference.

PRSAI-MBBA-0326SUP